Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Net loss for the period	$ (8,453,439)	$ (6,518,454)
Items not affecting cash:
Amortization and depreciation	1,626,164	1,360,618
Income tax recovery	(5,027)	(36,506)
Arbitration settlement reserve	(739,644)	0
Shares issued for legal settlements	(183,724)	0
Change in fair value of warrant liability	(1,710,878)	0
Change in fair value of convertible debt	455,009	0
Non-cash interest expense	0	218,547
Share-based payments	882,385	941,227
Total Adjustment	(8,671,724)	(4,034,568)
Changes in non-cash working capital:
Accounts and other receivables	1,680,450	1,767,402
Government remittances	(82,390)	0
Prepaid expenses and other current assets	73,545	(1,043,246)
Reclamation deposits	0	3,339
Assets held for sale	0	(49,088)
Accounts payable and accrued liabilities	807,138	(557,746)
Consideration payable	(230,000)	0
Deferred revenue	(218,088)	1,577,439
Net change in non?cash working capital	(2,030,655)	(721,212)
Net cash flow used in operating activities	(6,641,069)	(4,755,780)
INVESTING ACTIVITIES
Purchase of property and equipment	0	31,290
Proceeds from sale of assets held for sale	0	49,356
Acquisition of Engine	11,278,691	0
Net cash flow from investing activities	11,278,691	18,066
FINANCING ACTIVITIES
Proceeds from private placement	0	2,215,811
Share issue costs	0	38,063
Proceeds (payments) on promissory notes payable, net	31,066	(149,442)
Payments on lease financing	275,231	266,508
Payments on credit facility	(825,510)
Net cash flow from financing activities	(1,069,675)	1,761,798
Impact of foreign exchange on cash	295,758	34,999
Change in cash	3,272,189	(3,010,915)
Cash, beginning of period	977,413	(6,028,232)
Cash, end of period	$ 4,249,602	$ 3,017,317